EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
Schedule of stock option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2012	1,280,866	$43.23
Options granted	334,900	$63.43
Special dividend*	1,086	$30.78
Options exercised	(141,130)	$38.06		$4,712
Options cancelled/forfeited	(3,120)	$40.84
Outstanding options at December 31, 2012	1,472,602	$44.45	5.43	$29,865
Exercisable options at December 31, 2012	681,092	$36.57	4.27	$19,135

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2012, 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

Schedule of stock option assumptions for fair value estimate

	2012	2011	2010
Weighted-average fair value of grants	$13.11	$12.91	$13.20
Risk-free interest rates	0.90%	2.06%	2.58%
Dividend yield	1.93%	1.89%	1.74%
Expected volatility	25.62%	25.68%	25.91%
Expected option life	5.43 years	5.54 years	5.61 years